Stock Based Compensation (Tables)	12 Months Ended
Dec. 31, 2020
Share-based Payment Arrangement [Abstract]
Schedule of unvested restricted share units
	Number of shares	Weighted- Average Grant-Date Fair Value
Unvested at December 31, 2017	338,662	$2.46
Vested	(64,436)	$(2.67)
Forfeited	(154,346)	$(2.67)
Unvested at December 31, 2018	119,880	$2.08
Granted	304,196	$2.72
Unvested at December 31, 2019	424,076	$2.54
Granted	18,000	$2.42
Vested	(15,000)	$2.42
Unvested at December 31, 2020	427,076	2.54

Schedule of share based compensation operating expenses
	For the Years Ended December 31,
	2020	2019	2018
Selling and marketing expenses	93,439	92,885	(14,483)
General and administrative expenses	74,911	67,099	-

Total charges (reversals) of share-based compensation expenses	$168,350	$159,984	$(14,483)